Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year(1)	Summary Compensation Total For PEO($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (loss) ($)(in thousands)(5)
2025	325,037	318,641	334,577	333,380	72	808
2024	331,301	315,189	343,719	328,805	42	112
2023	306,742	296,143	330,794	320,194	66	(34)

(1) For the Fiscal Year Ended June 30.

(2) The Company’s Principal Executive Officer (“PEO”) are the Co-Chief Executive Officers, amount represents the amounts per the Summary Compensation Table Total for each of the Co-CEO’s and the Company’s only Non-PEO is its Chief Financial Officer and Senior Vice President.

(3) Compensation Actually Paid was adjusted for changes in the estimated fair value of equity awards in accordance with Item (402(v) of Regulation S-K.  Accordingly, the options awards disclosed in the Summary Compensation Table were deducted and the estimated fair value of any equity awards granted in the fiscal year were added and changes in fair value for vested and unvested awards from the previous fiscal year were either added or subtracted.

(4) Calculated pursuant to Item 201(e) of Regulation S-K.

(5) Net income (loss) for each of the fiscal year ended June 30.

PEO Total Compensation Amount	$ 325,037	$ 331,301	$ 306,742
PEO Actually Paid Compensation Amount	318,641	315,189	296,143
Non-PEO NEO Average Total Compensation Amount	334,577	343,719	330,794
Non-PEO NEO Average Compensation Actually Paid Amount	333,380	328,805	320,194
Total Shareholder Return Amount	72	42	66
Net Income (Loss)	$ 808,000	$ 112,000	$ (34,000)